Expense Example - Macquarie Tax-Free Colorado Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	530	733	952	1,583	260	529	924	2,028	58	217	390	891